SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2026
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	March 31, 2026		March 31, 2025
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.133	5,945,332	0.102	13,410,000
Cancelled	0.670	(50,000)	0.116	(1,480,000)
Exercised	0.274	(183,332)	0.095	(6,214,668)
Expired	NA	–	0.120	(60,000)
Granted	1.115	600,000	0.670	290,000
Ending balance	0.218	6,312,000	0.133	5,945,332

Schedule of options outstanding

		Weighted Average Remaining Contractual	Number of Options	Number of Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.125	11-Apr-26	0.03	120,000	120,000
$0.105	22-Mar-29	2.98	5,100,000	5,100,000
$0.105	22-Mar-27	0.98	302,000	302,000
$0.670	4-Feb-30	3.85	190,000	126,667
$0.680	27-Jun-30	4.24	100,000	100,000
$0.770	9-Jul-27	1.27	100,000	100,000
$1.310	25-Feb-31	4.91	400,000	66,667
		2.97	6,312,000	5,915,333
	March 31, 2026	March 31, 2025

Risk-free rate:	2.66% to 2.86%	2.66%
Expected life:	2 to 5 years	5 years
Expected volatility:	99% - 114%	120%
Expected dividends:	Nil	Nil
Weighted average fair value per option:	$0.821	$0.576

Schedule of share purchase warrants
	March 31, 2026		March 31, 2025
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.08	4,807,693	0.07	10,984,163
Exercised	NA	–	0.06	(6,176,470)
Ending balance	0.08	4,807,693	0.08	4,807,693

Schedule of warrants outstanding
		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.080	1-Dec-28	2.67	4,807,693
		2.67	4,807,693